SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Q3) (Tables)	9 Months Ended
Sep. 30, 2021
Summary of Significant Accounting Policies [Abstract]
Class A Ordinary Shares Subject to Possible Redemption
At September 30, 2021, the Class A ordinary shares reflected in the condensed balance sheets are reconciled in the following table:
Gross proceeds	$200,000,000
Less:
Proceeds allocated to Public Warrants	$ (14,000,000)
Class A ordinary shares issuance costs	$ (10,913,470)
Plus:
Accretion of carrying value to redemption value	$ 24,913,470
Class A ordinary shares subject to possible redemption	$200,000,000

Basic and Diluted Net Income (Loss) per Ordinary Share
The following table reflects the calculation of basic and diluted net income (loss) per ordinary share (in dollars, except per share amounts):
	Three Months Ended September 30, 2021		Nine Months Ended September 30, 2021
	Class A	Class B	Class A	Class B
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$ 6,706,018	$1,676,504	$ 6,854,200	$2,033,413
Denominator:
Basic and diluted weighted average shares outstanding	20,000,000	5,000,000	16,483,516	4,890,110
Basic and diluted net income per ordinary share	$ 0.34	$ 0.34	$ 0.42	$ 0.42